Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New Jersey — 132.0%

Corporate — 7.5%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	$1,730	$1,751,556
Series B, AMT, 5.63%, 11/15/30	6,900	6,980,406
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	950	996,719
Series A, (NPFGC), 5.25%, 07/01/26(a)	1,415	1,522,782
AMT, 4.00%, 08/01/59	1,000	877,040
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,851,748
3.50%, 04/01/42	3,030	2,780,576
AMT, 3.00%, 08/01/41	21,580	17,299,240
AMT, 3.00%, 08/01/43	21,400	16,458,783

		52,518,850

County/City/Special District/School District — 14.9%
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(b)	2,425	2,593,993
Clifton Board of Education, GO, (AGM), 2.25%, 08/15/46	6,150	4,023,601
Clifton Board Of Education, GO, (AGM), 2.00%, 08/15/41	6,150	4,329,631
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,372,373
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,152,727
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	280,009
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,752,425
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,957,382
Ewing Township Board of Education, GO 4.00%, 07/15/38	2,660	2,710,218
4.00%, 07/15/39	2,320	2,357,519
Hudson County Improvement Authority, RB 5.00%, 05/01/46	5,655	5,846,948
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(c)	1,000	735,004
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,565,079
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(d)(e)	2,350	24,134
Monroe Township Board of Education/Middlesex County, Refunding GO, 5.00%, 03/01/25(b)	2,750	2,850,622
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(b)	3,065	3,071,372
Series B, AMT, 6.50%, 04/01/31	4,010	4,252,621
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	3,972	4,167,700
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,180,864
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(b)	1,175	1,201,707
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	37,810	37,870,345

		105,296,274

Education — 22.5%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,160,241

Security	Par (000)	Value

Education (continued)
Camden County Improvement Authority, RB, 6.00%, 06/15/52	$780	$819,427
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	1,985	2,027,741
New Jersey Economic Development Authority, RB 6.00%, 10/01/33	4,520	4,562,935
Series A, 5.00%, 07/01/27(f)	330	324,598
Series A, 5.13%, 11/01/29(f)	150	146,862
Series A, 5.00%, 01/01/35	2,000	1,910,684
Series A, 5.25%, 07/01/37(f)	1,030	964,325
Series A, 5.00%, 07/01/38	350	354,041
Series A, 6.25%, 11/01/38(f)	440	445,428
Series A, 5.00%, 07/01/47	1,235	1,153,439
Series A, 5.38%, 07/01/47(f)	1,685	1,503,500
Series A, 5.00%, 12/01/48	4,475	4,562,298
Series A, 5.00%, 06/15/49(f)	970	881,153
Series A, 5.00%, 07/01/50	905	892,255
Series A, 6.50%, 11/01/52(f)	2,490	2,507,559
Series A, 5.00%, 06/15/54(f)	730	652,579
Series A, 5.25%, 11/01/54(f)	4,040	3,341,597
Series WW, 5.25%, 06/15/25(b)	460	482,336
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,471,286
(AGM), 5.00%, 06/01/42	810	827,147
Class I, (SAP), 5.46%, 03/01/28(g)	4,510	4,498,639
Series A, 4.25%, 09/01/27(f)	210	204,710
Series A, 5.63%, 08/01/34(f)	630	633,589
Series A, 5.00%, 09/01/37(f)	805	762,658
Series A, 5.88%, 08/01/44(f)	1,070	1,071,554
Series A, 6.00%, 08/01/49(f)	555	555,921
Series A, 5.13%, 09/01/52(f)	1,700	1,520,550
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	1,060	850,879
Series C, (AGM), 4.00%, 07/01/50	895	818,963
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/39	15,555	15,904,350
Series A, 5.00%, 07/01/44	14,500	14,659,007
Series A, 4.00%, 07/01/47	2,100	1,900,630
Series D, 5.00%, 07/01/38	1,000	1,002,470
Series D, 5.00%, 07/01/43	600	600,680
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 4.00%, 12/01/28	270	270,028
Series 1A, AMT, 4.50%, 12/01/28	715	715,238
Series 1A, AMT, 4.00%, 12/01/29	185	185,020
Series 1A, AMT, 4.50%, 12/01/29	910	910,308
Series 1A, AMT, 4.63%, 12/01/30	895	895,359
Series 1A, AMT, 4.00%, 12/01/31	290	290,031
Series 1A, AMT, 4.13%, 12/01/35	175	175,011
Series 1A-1, AMT, 4.00%, 12/01/29	1,325	1,327,658
Series 1A-1, AMT, 4.25%, 12/01/32	480	482,410
Series 1A-1, AMT, 4.50%, 12/01/36	420	422,344
Series B, AMT, 4.00%, 12/01/44	1,575	1,550,777
Series C, AMT, 5.00%, 12/01/53	985	969,920
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,945,191
New Jersey Higher Education Student Assistance
Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	3,265	3,247,323
Series B, Class B, AMT, 3.00%, 12/01/32	4,635	4,461,600

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
Sub-Series C, AMT, 3.63%, 12/01/49	$1,925	$1,557,067
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	19,322,845
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/45	12,000	12,274,596
Series A, AMT, 5.00%, 07/01/40	3,000	3,091,641
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	21,565	21,565,000

		158,635,398

Health — 7.8%
Camden County Improvement Authority, Refunding RB
5.00%, 02/15/33	2,000	2,024,032
5.00%, 02/15/34	590	597,095
Middlesex County Improvement Authority, RB, AMT, (AMBAC), 5.50%, 09/01/30	430	430,422
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,169,638
5.00%, 01/01/39	1,980	1,762,315
5.00%, 01/01/49	1,500	1,241,209
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,051,340
2.38%, 07/01/46	3,735	2,573,516
3.00%, 07/01/51	14,850	11,163,933
4.00%, 07/01/51	4,000	3,761,568
Series A, 5.50%, 07/01/43	5,505	5,528,176
Series B, 2.85%, 07/01/43(g)	10,450	10,450,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 01/01/24(b)	180	182,181
5.00%, 07/01/28	2,820	2,854,534
5.00%, 07/01/29	715	723,855
5.00%, 07/01/34	2,190	2,337,919
4.00%, 07/01/41	3,000	2,993,463
Series A, 4.00%, 07/01/43	3,500	3,444,850

		55,290,046

Housing — 3.7%
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	1,570	1,570,520
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series H, 2.15%, 10/01/41	2,995	2,237,397
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series 2, AMT, 4.60%, 11/01/38	3,120	3,061,628
Series 2, AMT, 4.75%, 11/01/46	3,795	3,591,626
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	860	586,799
Series A, 2.65%, 11/01/46	1,150	803,843
Series A, 4.00%, 11/01/48	675	592,040
Series A, 2.55%, 11/01/50	780	501,646
Series A, 2.70%, 11/01/51	1,150	761,369
Series A, 4.10%, 11/01/53	400	370,265
Series A, 2.63%, 11/01/56	780	480,892
Series A, 2.75%, 11/01/56	1,150	735,914
Series D, AMT, 4.25%, 11/01/37	1,750	1,668,053

Security	Par (000)	Value

Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series D, AMT, 4.35%, 11/01/42	$1,000	$926,040
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,295	5,075,284
Series E, 2.40%, 10/01/45	1,885	1,338,318
Newark Housing Authority, RB, M/F Housing, Series A, AMT, 5.00%, 12/01/30	2,000	2,020,438

		26,322,072

State — 33.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	13,410	13,597,633
5.25%, 11/01/44	15,755	15,880,410
Garden State Preservation Trust, RB(c)
Series B, (AGM), 0.00%, 11/01/23	17,185	16,918,461
Series B, (AGM), 0.00%, 11/01/25	10,000	9,274,080
Series B, (AGM), 0.00%, 11/01/26	6,000	5,403,102
Series B, (AGM), 0.00%, 11/01/27	4,000	3,492,608
Series B, (AGM), 0.00%, 11/01/28	4,540	3,840,232
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(b)	6,305	7,126,321
5.00%, 06/15/43	10,690	11,264,994
4.00%, 11/01/44	4,715	4,561,211
4.00%, 06/15/49	5,310	4,940,424
Class A, 5.25%, 11/01/47	7,800	8,541,468
Series A, (NPFGC), 5.25%, 07/01/24	1,785	1,821,992
Series A, (NPFGC), 5.25%, 07/01/25	7,915	8,238,249
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,466,882
Series A, 5.00%, 06/15/42	2,000	2,092,092
Series B, 5.00%, 06/15/35	3,750	4,054,425
Series B, 5.00%, 06/15/43	3,470	3,656,644
Series WW, 5.00%, 06/15/25(b)	8,615	8,989,348
Series WW, 5.25%, 06/15/25(b)	8,295	8,703,740
New Jersey Economic Development Authority, Refunding RB 4.00%, 07/01/46	5,025	5,039,527
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,096,443
Sub-Series A, 4.00%, 07/01/32	5,000	5,085,365
Sub-Series A, 5.00%, 07/01/33	5,050	5,371,003
Sub-Series A, 4.00%, 07/01/34	8,570	8,675,240
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,783,785
Series A, 5.00%, 09/01/32	4,000	4,088,140
Series A, 5.00%, 09/01/33	5,370	5,489,697
New Jersey Transportation Trust Fund Authority, RB 5.00%, 06/15/42	785	853,676
5.25%, 06/15/46	790	868,885
4.50%, 06/15/49	4,600	4,636,956
Class BB, 4.00%, 06/15/40	6,000	5,895,054
Series BB, 4.00%, 06/15/44	5,100	4,916,507
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,238,681
Series B, AMT, 5.00%, 01/01/42	12,870	13,115,971
State of New Jersey, GO
2.00%, 06/01/37	5,825	4,706,699
5.00%, 06/01/40	5,085	5,538,994

		238,264,939

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 7.8%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$10,000	$10,293,920
Series A, 5.25%, 06/01/46	6,500	6,771,810
Sub-Series B, 5.00%, 06/01/46	38,000	37,699,648

		54,765,378

Transportation — 28.8%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,007,088
AMT, 5.13%, 01/01/34	2,290	2,299,350
AMT, 5.38%, 01/01/43	23,510	23,562,850
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	2,750	2,709,655
AMT, 5.00%, 10/01/47	1,450	1,367,904
New Jersey Transportation Trust Fund Authority, RB
Class BB, 5.00%, 06/15/36	3,750	4,158,315
Class BB, 4.00%, 06/15/37	1,550	1,556,242
Class BB, 4.00%, 06/15/50	8,290	7,664,271
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,234,707
Series A, 5.00%, 06/15/30	4,250	4,490,860
Series AA, 5.25%, 06/15/33	5,690	5,702,057
Series AA, 5.25%, 06/15/34	1,305	1,360,427
Series AA, 4.00%, 06/15/36	2,565	2,594,977
Series AA, 5.00%, 06/15/38	11,830	12,079,956
Series AA, 5.50%, 06/15/39	8,205	8,226,005
Series AA, 5.25%, 06/15/41	5,000	5,148,945
Series AA, 4.00%, 06/15/45	10,980	10,440,333
Series AA, 5.00%, 06/15/45	5,000	5,325,825
Series AA, 4.00%, 06/15/50	13,535	12,439,667
Series B, 5.00%, 06/15/33	2,450	2,679,957
Series BB, 4.00%, 06/15/50	10,100	9,377,597
Series C, (AGM), 0.00%, 12/15/32(c)	14,050	10,135,108
Series C, (AMBAC), 0.00%, 12/15/35(c)	8,300	4,884,376
Series C, (AMBAC), 0.00%, 12/15/36(c)	7,210	3,977,548
Series D, 5.00%, 06/15/32	3,300	3,399,554
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	6,000	3,530,904
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,737,589
Series A, 5.00%, 06/15/31	12,270	12,972,335
Series A, 4.00%, 06/15/35	1,605	1,639,832
Series A, 5.00%, 12/15/35	2,000	2,155,664
Series A, 4.00%, 06/15/36	3,695	3,739,558
Series A, 5.00%, 12/15/36	500	535,866
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	4,000	3,993,192
Series A1, 5.00%, 01/01/35	2,500	2,692,840
Series E, 5.00%, 01/01/45	8,720	8,907,079
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,565,524
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	564,983
Series A, (AGM), 5.25%, 01/01/30	4,000	4,657,488

		202,516,428

Utilities — 5.2%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,764,310
Series J, (AGM), 3.00%, 12/01/41	2,110	1,774,981
Series J, (AGM), 3.00%, 12/01/42	2,155	1,783,334

Security	Par (000)	Value

Utilities (continued)
Passaic Valley Sewerage Commission, Refunding RB (continued)
Series J, (AGM), 3.00%, 12/01/43	$2,205	$1,793,629
Series J, (AGM), 3.00%, 12/01/44	2,255	1,800,040
Series J, (AGM), 3.00%, 12/01/45	2,305	1,804,393
Rahway Valley Sewerage Authority, RB(c)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,716,047
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,644,386
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,015,000
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,679,094
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,615,590

		36,390,804

Total Municipal Bonds in New Jersey		930,000,189

New York — 6.3%

Transportation — 6.3%
Port Authority of New York & New Jersey, ARB 93rd Series, 6.13%, 06/01/94	6,000	6,215,310
AMT, 5.00%, 11/01/30	2,000	2,222,426
AMT, 5.00%, 11/01/33	1,030	1,135,802
218th Series, AMT, 5.00%, 11/01/32	3,105	3,432,615
218th Series, AMT, 4.00%, 11/01/47	835	793,072
221st Series, AMT, 4.00%, 07/15/40	1,500	1,502,042
221th Series, AMT, 4.00%, 07/15/50	4,415	4,131,274
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	7,720	8,230,084
206th Series, AMT, 5.00%, 11/15/42	4,475	4,667,541
206th Series, AMT, 5.00%, 11/15/47	5,000	5,164,595
Series 178th, AMT, 5.00%, 12/01/33	4,005	4,042,579
Series 223, AMT, 4.00%, 07/15/41	2,530	2,479,501

Total Municipal Bonds in New York		44,016,841

Pennsylvania — 2.3%

Transportation — 2.3%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,460	2,576,083
Delaware River Port Authority, RB 5.00%, 01/01/24(b)	2,000	2,023,146
5.00%, 01/01/37	7,330	7,447,925
5.00%, 01/01/40	4,000	4,064,304

Total Municipal Bonds in Pennsylvania		16,111,458

Puerto Rico — 4.8%

State — 4.8%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	2,878	2,701,984
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	11,852	3,222,713
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	12,646	12,161,190
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,691,581
Series A-2, Restructured, 4.33%, 07/01/40	12,863	11,948,312

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$638	$596,480
Series B-2, Restructured, 4.78%, 07/01/58	618	573,511

Total Municipal Bonds in Puerto Rico		33,895,771

Total Municipal Bonds — 145.4%
(Cost: $1,031,723,811)		1,024,024,259

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 5.1%

County/City/Special District/School District — 1.6%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,700,463

Health — 0.7%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	5,555	5,014,806

State — 2.8%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	17,920	19,556,961

Total Municipal Bonds in New Jersey		36,272,230

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.1%
(Cost: $35,646,440)		36,272,230

Total Long-Term Investments — 150.5%
(Cost: $1,067,370,251)		1,060,296,489

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(i)(j)	62,687,375	$62,681,106

Total Short-Term Securities — 8.9%
(Cost: $62,682,898)		62,681,106

Total Investments — 159.4%
(Cost: $1,130,053,149)		1,122,977,595
Other Assets Less Liabilities — 2.9%		20,104,925
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.2)%		(22,351,127)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.1)%		(416,346,119)

Net Assets Applicable to Common Shares — 100.0%		$704,385,274

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$42,316,790	$20,380,472	(a)	$—	$(4,181)	$(11,975)	$62,681,106	62,687,375	$699,699	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,024,024,259	$—	$1,024,024,259
Municipal Bonds Transferred to Tender Option Bond Trusts	—	36,272,230	—	36,272,230
Short-Term Securities
Money Market Funds	62,681,106	—	—	62,681,106

	$62,681,106	$1,060,296,489	$—	$1,122,977,595

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(22,059,998)	$—	$(22,059,998)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)

	$—	$(439,159,998)	$—	$(439,159,998)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

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